Fair Value Measurement (Details)	Jun. 30, 2021 USD ($)
Level 1
Derivative liability	$ 0
Level 2
Derivative liability	0
Level 3
Derivative liability	184,381
Convertible Notes | Level 1
Derivative liability	0
Convertible Notes | Level 2
Derivative liability	0
Convertible Notes | Level 3
Derivative liability	115,047
Warrants | Level 1
Derivative liability	0
Warrants | Level 2
Derivative liability	0
Warrants | Level 3
Derivative liability	$ 69,334